SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Jun. 30, 2016
Weighted Average Life	10 years
Minimum [Member]
Volatility	7.49%
Interest Rates	2.59%
Dividend Yields	3.94%
Maximum [Member]
Volatility	11.63%
Interest Rates	3.89%
Dividend Yields	4.02%